Accounts Receivable, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable, net
Accounts Receivable, net

3)    Accounts Receivable, net

Accounts receivable, net is comprised of the following:

	September 30,	December 31,
	2024	2023
Gross accounts receivables	$2,299,300	$2,887,317
Distribution service fees	(114,073)	(398,968)
Chargebacks accrual	(2,946)	(2,462)
Cash discount allowances	(26,066)	(24,639)
Allowance for credit losses	(207,602)	(235,097)
Total accounts receivable, net	$1,948,613	$2,226,151

For the nine months ended September 30, 2024, gross billings to customers representing 10% or more of the Company’s total gross billings included three customers which represented approximately 28%, 25%, and 14% of total gross billings, respectively. For the nine months ended September 30, 2023, gross billings to customers representing 10% or more of the Company’s total gross billings included three customers which represented approximately 23%, 19%, and 17% of total gross billings, respectively. For the three months ended

September 30, 2024, gross billings to customers representing 10% or more of the Company’s total gross billings included three customers which represented approximately 30%, 25%, and 14% of total gross billings, respectively. For the three months ended September 30, 2023, gross billings to customers representing 10% or more of the Company’s total gross billings included three customers which represented approximately 24%, 21%, and 18% of total gross billings, respectively.

Receivables from customers representing 10% or more of the Company’s gross accounts receivable included three customers at September 30, 2024, equal to 53%, 25%, and 22%, respectively. Receivables from customers representing 10% or more of the Company’s gross accounts receivable included three customers at December 31, 2023, equal to 36%, 24% and 16%, respectively.

Effective November 1, 2024, the Company determined to discontinue sales of Stendra® to wholesalers to mitigate the risk of returns associated with expired or near-expired prescription medication due to Stendra® having less than a six-month shelf life. Sales of Stendra® to wholesalers collectively accounted for approximately 94% and 95% of net sales for the three months ended and nine months ended September 30, 2024, respectively.

3)    Accounts Receivable, net

Accounts receivable, net is comprised of the following:

	December 31,	December 31,
	2023	2022
Gross accounts receivables	$2,887,317	$2,757,839
Distribution service fees	(398,968)	(339,094)
Chargebacks accrual	(2,462)	(1,960)
Cash discount allowances	(24,639)	(99,671)
Allowance for doubtful accounts	(235,097)	(206,868)
Total accounts receivable, net	$2,226,151	$2,110,246

For the year ended December 31, 2023, gross billings to customers representing 10% or more of the Company’s total gross billings included 3 customers which represented approximately 22%, 21%, and 17% of total gross billings. For the year ended December 31, 2022, gross billings to customers representing 10% or more of the Company’s total gross billings included four customers which represented approximately 26%, 21%, 17%, and 16% of total gross billings.

Receivables from customers representing 10% or more of the Company’s gross accounts receivable included 3 customers at December 31, 2023, equal to 36%, 24% and 16%, respectively, of the Company’s total gross accounts receivables. Receivables from customers representing 10% or more of the Company’s gross accounts receivable included two customers at December 31, 2022, equal to 43%, and 16%, respectively, of the Company’s total gross accounts receivables.